UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): February 1, 2021

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001541633

Jeff Zanotti

Vice President, Legal - Corporate & Securities

Wyndham Destinations, Inc.

(407) 626-6257

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l (c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l (c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii)  ☒

☐            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable)

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Wyndham Consumer Finance, Inc. (Securitizer)

	By:	/s/ Joseph M. Hollingshead
	Name:	Joseph M. Hollingshead
	Title:	President
Date: February 1, 2021